UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: April 30, 2017
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS - 99.8%

                 AEROSPACE & DEFENSE - 2.8%
          2,348  General Dynamics Corp. .............................................  $        455,019
          1,849  Northrop Grumman Corp. .............................................           454,780
          6,254  United Technologies Corp. ..........................................           744,163
                                                                                       ----------------
                                                                                              1,653,962
                                                                                       ----------------

                 AIR FREIGHT & LOGISTICS - 2.4%
          5,780  CH Robinson Worldwide, Inc. ........................................           420,206
          9,386  Expeditors International of Washington, Inc. .......................           526,461
          4,618  United Parcel Service, Inc., Class B ...............................           496,250
                                                                                       ----------------
                                                                                              1,442,917
                                                                                       ----------------

                 BANKS - 1.0%
         12,257  U.S. Bancorp .......................................................           628,539
                                                                                       ----------------

                 BEVERAGES - 8.0%
         19,136  Brown-Forman Corp., Class B ........................................           905,516
         33,147  Coca-Cola (The) Co. ................................................         1,430,293
          8,793  Dr. Pepper Snapple Group, Inc. .....................................           805,878
         14,552  PepsiCo, Inc. ......................................................         1,648,451
                                                                                       ----------------
                                                                                              4,790,138
                                                                                       ----------------

                 CAPITAL MARKETS - 1.2%
         10,472  Nasdaq, Inc. .......................................................           721,207
                                                                                       ----------------

                 CHEMICALS - 7.7%
          6,273  Air Products & Chemicals, Inc. .....................................           881,357
         11,769  Dow Chemical (The) Co. .............................................           739,093
          7,944  E.I. du Pont de Nemours & Co. ......................................           633,534
         11,305  Ecolab, Inc. .......................................................         1,459,362
          7,317  Praxair, Inc. ......................................................           914,479
                                                                                       ----------------
                                                                                              4,627,825
                                                                                       ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 5.9%
          4,807  Cintas Corp. .......................................................           588,713
         22,486  Republic Services, Inc. ............................................         1,416,393
         21,030  Waste Management, Inc. .............................................         1,530,564
                                                                                       ----------------
                                                                                              3,535,670
                                                                                       ----------------

                 COMMUNICATIONS EQUIPMENT - 2.6%
         27,409  Cisco Systems, Inc. ................................................           933,825
          5,506  Harris Corp. .......................................................           616,066
                                                                                       ----------------
                                                                                              1,549,891
                                                                                       ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.7%
          6,299  Berkshire Hathaway, Inc., Class B (a)...............................         1,040,658
                                                                                       ----------------

                 ELECTRIC UTILITIES - 2.4%
         19,944  PPL Corp. ..........................................................           760,066
         13,117  Southern (The) Co. .................................................           653,226
                                                                                       ----------------
                                                                                              1,413,292
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
         15,454  Amphenol Corp., Class A ............................................  $      1,117,479
                                                                                       ----------------

                 FOOD & STAPLES RETAILING - 1.1%
          8,537  Wal-Mart Stores, Inc. ..............................................           641,812
                                                                                       ----------------

                 FOOD PRODUCTS - 2.6%
          9,510  Hershey (The) Co. ..................................................         1,028,982
          4,292  JM Smucker (The) Co. ...............................................           543,882
                                                                                       ----------------
                                                                                              1,572,864
                                                                                       ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
          7,800  Danaher Corp. ......................................................           649,974
                                                                                       ----------------

                 HOTELS, RESTAURANTS & LEISURE - 6.9%
         17,559  McDonald's Corp. ...................................................         2,457,031
         11,999  Starbucks Corp. ....................................................           720,660
         14,961  Yum! Brands, Inc. ..................................................           983,685
                                                                                       ----------------
                                                                                              4,161,376
                                                                                       ----------------

                 HOUSEHOLD PRODUCTS - 3.4%
          4,582  Clorox (The) Co. ...................................................           612,568
          5,422  Kimberly-Clark Corp. ...............................................           703,504
          8,505  Procter & Gamble (The) Co. .........................................           742,742
                                                                                       ----------------
                                                                                              2,058,814
                                                                                       ----------------

                 INDUSTRIAL CONGLOMERATES - 4.9%
          5,763  3M Co. .............................................................         1,128,568
         26,870  General Electric Co. ...............................................           778,961
          4,078  Honeywell International, Inc. ......................................           534,789
          2,207  Roper Technologies, Inc. ...........................................           482,671
                                                                                       ----------------
                                                                                              2,924,989
                                                                                       ----------------

                 INSURANCE - 15.7%
         10,354  AFLAC, Inc. ........................................................           775,307
         15,520  Allstate (The) Corp. ...............................................         1,261,621
          5,120  Aon PLC ............................................................           613,581
         12,475  Arthur J. Gallagher & Co. ..........................................           696,230
          7,713  Chubb, Ltd. ........................................................         1,058,609
         10,715  Hartford Financial Services (The) Group, Inc. ......................           518,177
         13,938  Loews Corp. ........................................................           649,790
         11,316  Marsh & McLennan Cos., Inc. ........................................           838,855
         18,578  Progressive (The) Corp. ............................................           737,918
         13,698  Torchmark Corp. ....................................................         1,050,774
          5,656  Travelers Cos., Inc. ...............................................           688,109
         11,964  XL Group, Ltd. .....................................................           500,693
                                                                                       ----------------
                                                                                              9,389,664
                                                                                       ----------------

                 INTERNET SOFTWARE & SERVICES - 1.2%
            786  Alphabet, Inc., Class A (a).........................................           726,673
                                                                                       ----------------

                 IT SERVICES - 6.0%
          6,981  Automatic Data Processing, Inc. ....................................           729,445


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
          7,027  Fidelity National Information Services, Inc. .......................  $        591,603
          7,961  Fiserv, Inc. (a)....................................................           948,474
          4,408  International Business Machines Corp. ..............................           706,558
         10,957  Paychex, Inc. ......................................................           649,531
                                                                                       ----------------
                                                                                              3,625,611
                                                                                       ----------------

                 MACHINERY - 1.7%
          4,546  Illinois Tool Works, Inc. ..........................................           627,757
          3,044  Stanley Black & Decker, Inc. .......................................           414,441
                                                                                       ----------------
                                                                                              1,042,198
                                                                                       ----------------

                 MEDIA - 4.6%
         24,435  Comcast Corp., Class A .............................................           957,607
         15,733  Walt Disney (The) Co. ..............................................         1,818,735
                                                                                       ----------------
                                                                                              2,776,342
                                                                                       ----------------

                 OIL, GAS & CONSUMABLE FUELS - 1.0%
          7,362  Exxon Mobil Corp. ..................................................           601,107
                                                                                       ----------------

                 PHARMACEUTICALS - 2.4%
         11,431  Johnson & Johnson ..................................................         1,411,385
                                                                                       ----------------

                 PROFESSIONAL SERVICES - 2.4%
         17,502  Verisk Analytics, Inc. (a)..........................................         1,449,341
                                                                                       ----------------

                 SOFTWARE - 2.5%
          5,310  Intuit, Inc. .......................................................           664,865
         18,480  Oracle Corp. .......................................................           830,861
                                                                                       ----------------
                                                                                              1,495,726
                                                                                       ----------------

                 SPECIALTY RETAIL - 2.3%
          4,100  Home Depot (The), Inc. .............................................           640,010
          9,708  TJX (The) Cos., Inc. ...............................................           763,437
                                                                                       ----------------
                                                                                              1,403,447
                                                                                       ----------------

                 TOBACCO - 2.4%
         20,077  Altria Group, Inc. .................................................         1,441,127
                                                                                       ----------------

                 TOTAL INVESTMENTS - 99.8% ..........................................        59,894,028
                 (Cost $56,161,252) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           106,524
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     60,000,552
                                                                                       ================

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,968,321 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $235,545.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  4/30/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  59,894,028  $  59,894,028  $          --  $          --
                                                =============  =============  =============  =============


* See Portfolio of Investments for industry breakdown.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)


    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 95.6%

                 AUSTRALIA - 1.2%
          2,276  ASX Ltd. ...........................................................  $         86,440
          1,435  Commonwealth Bank of Australia .....................................            93,914
          3,386  National Australia Bank Ltd. .......................................            86,205
          2,683  Westpac Banking Corp. ..............................................            70,437
                                                                                       ----------------
                                                                                                336,996
                                                                                       ----------------

                 BELGIUM - 3.9%
          2,574  Colruyt S.A. .......................................................           132,188
          3,904  Groupe Bruxelles Lambert S.A. ......................................           374,274
          6,563  Proximus S.A. ......................................................           200,782
          1,662  Solvay S.A. ........................................................           211,366
          2,716  Telenet Group Holding N.V. (b)......................................           164,968
                                                                                       ----------------
                                                                                              1,083,578
                                                                                       ----------------

                 BERMUDA - 1.5%
         33,730  Cheung Kong Infrastructure Holdings Ltd. ...........................           295,525
         97,450  Shangri-La Asia Ltd. ...............................................           139,566
                                                                                       ----------------
                                                                                                435,091
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.7%
         14,848  CK Hutchison Holdings Ltd. .........................................           185,448
                                                                                       ----------------

                 DENMARK - 2.4%
          1,860  Carlsberg A.S., Class B ............................................           185,639
          2,027  Coloplast A.S., Class B ............................................           173,512
          3,453  Danske Bank A.S. ...................................................           125,412
          2,269  ISS A.S. ...........................................................            94,106
          4,453  Tryg A.S. ..........................................................            85,431
                                                                                       ----------------
                                                                                                664,100
                                                                                       ----------------

                 FRANCE - 14.8%
          1,249  Aeroports de Paris .................................................           166,598
          1,365  Air Liquide S.A. ...................................................           164,451
          1,545  Arkema S.A. ........................................................           163,601
          1,247  Atos SE ............................................................           163,410
          5,325  Bureau Veritas S.A. ................................................           123,348
            657  Christian Dior SE ..................................................           180,313
          1,922  Cie Generale des Etablissements Michelin ...........................           251,132
          2,150  Danone S.A. ........................................................           150,309
          2,159  Dassault Systemes SE ...............................................           192,683
          1,141  Eiffage S.A. .......................................................            96,647
          3,007  Eurazeo S.A. .......................................................           203,869
            291  Hermes International ...............................................           139,220
          1,551  Imerys S.A. ........................................................           133,454
            882  L'Oreal S.A. .......................................................           175,675
          7,330  Lagardere SCA ......................................................           224,526
          2,246  Legrand S.A. .......................................................           145,400
         13,543  Orange S.A. ........................................................           209,484
          1,656  Pernod Ricard S.A. .................................................           207,176
          1,619  Societe BIC S.A. ...................................................           182,001


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE (CONTINUED)
          4,271  Sodexo S.A. ........................................................  $        542,935
          1,381  Thales S.A. ........................................................           145,197
          1,384  Wendel S.A. ........................................................           193,952
                                                                                       ----------------
                                                                                              4,155,381
                                                                                       ----------------

                 GERMANY - 9.7%
            418  Allianz SE .........................................................            79,591
          3,364  Axel Springer SE ...................................................           188,754
          1,560  BASF SE ............................................................           152,020
          1,348  Bayer AG ...........................................................           166,808
          2,051  Beiersdorf AG ......................................................           204,068
            888  Deutsche Boerse AG .................................................            86,912
          5,320  Deutsche Post AG ...................................................           191,237
         12,058  Deutsche Telekom AG ................................................           211,470
          1,668  Fresenius SE & Co., KGaA ...........................................           135,199
            635  Hannover Rueck SE ..................................................            76,157
          1,549  Henkel AG & Co., KGaA ..............................................           180,797
          3,764  MAN SE .............................................................           395,416
          1,620  Merck KGaA .........................................................           190,231
            799  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........           153,138
          3,121  SAP SE .............................................................           313,011
                                                                                       ----------------
                                                                                              2,724,809
                                                                                       ----------------

                 HONG KONG - 9.2%
         67,000  Cathay Pacific Airways Ltd. ........................................            96,473
         43,754  CLP Holdings Ltd. ..................................................           461,540
         16,688  Hang Seng Bank Ltd. ................................................           338,336
         29,000  Henderson Land Development Co., Ltd. ...............................           183,805
        242,580  Hong Kong & China Gas Co., Ltd. ....................................           484,639
          3,408  Hong Kong Exchanges and Clearing Ltd. ..............................            83,948
         42,378  MTR Corp., Ltd. ....................................................           244,079
         35,692  Power Assets Holdings Ltd. .........................................           321,204
         39,726  Swire Pacific Ltd., Class A ........................................           382,533
                                                                                       ----------------
                                                                                              2,596,557
                                                                                       ----------------

                 ISRAEL - 2.3%
         15,400  Bank Hapoalim BM ...................................................            96,138
         16,202  Bank Leumi Le-Israel BM (b).........................................            75,825
          1,363  Check Point Software Technologies Ltd. (b)..........................           141,766
            887  Elbit Systems Ltd. .................................................           105,677
          5,032  Mizrahi Tefahot Bank Ltd. ..........................................            81,278
          2,036  Nice Ltd ...........................................................           139,413
                                                                                       ----------------
                                                                                                640,097
                                                                                       ----------------

                 JAPAN - 4.9%
            500  Central Japan Railway Co. ..........................................            83,808
          1,200  East Japan Railway Co. .............................................           107,152
          6,100  ITOCHU Corp. .......................................................            86,240
          9,000  Kamigumi Co., Ltd. .................................................            81,704
         10,000  Keio Corp. .........................................................            80,018


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
          2,500  Koito Manufacturing Co., Ltd. ......................................  $        128,953
         10,100  McDonald's Japan ...................................................           311,222
          6,000  NTT DOCOMO, Inc. ...................................................           144,678
          1,500  Secom Co., Ltd. ....................................................           108,805
         31,000  Tobu Railway Co., Ltd. .............................................           157,120
          8,000  Toppan Printing Co., Ltd. ..........................................            80,449
                                                                                       ----------------
                                                                                              1,370,149
                                                                                       ----------------

                 JERSEY - 0.6%
          8,334  Experian PLC .......................................................           179,076
                                                                                       ----------------

                 NETHERLANDS - 4.2%
          3,292  Akzo Nobel N.V. ....................................................           287,882
          2,142  Heineken Holding N.V. ..............................................           179,453
          1,569  Heineken N.V. ......................................................           139,891
          2,405  Koninklijke DSM N.V. ...............................................           172,040
          3,533  Koninklijke Philips N.V. ...........................................           122,459
         14,441  RELX N.V. ..........................................................           279,296
                                                                                       ----------------
                                                                                              1,181,021
                                                                                       ----------------

                 SINGAPORE - 7.1%
         77,600  CapitaLand Ltd. ....................................................           208,837
          7,000  DBS Group Holdings Ltd. ............................................            96,947
         31,900  Oversea-Chinese Banking Corp., Ltd. ................................           223,755
         51,400  Singapore Airlines Ltd. ............................................           377,089
         59,000  Singapore Exchange Ltd. ............................................           312,493
        155,900  Singapore Press Holdings Ltd. ......................................           387,198
         16,700  United Overseas Bank Ltd. ..........................................           260,573
         26,600  UOL Group Ltd. .....................................................           137,841
                                                                                       ----------------
                                                                                              2,004,733
                                                                                       ----------------

                 SPAIN - 5.0%
          7,340  Abertis Infraestructuras S.A. ......................................           129,127
          5,447  Amadeus IT Group S.A. ..............................................           293,704
          9,179  Bankinter S.A. .....................................................            80,819
          9,725  Endesa S.A. ........................................................           229,189
          6,333  Gas Natural SDG S.A. ...............................................           143,214
         25,336  Iberdrola S.A. .....................................................           182,205
          5,222  Industria de Diseno Textil S.A. ....................................           200,286
         14,666  Zardoya Otis SA ....................................................           135,953
                                                                                       ----------------
                                                                                              1,394,497
                                                                                       ----------------

                 SWEDEN - 4.0%
          4,446  ICA Gruppen AB .....................................................           151,792
          9,115  Industrivarden AB, Class C .........................................           211,994
          3,979  Investor AB, Class B ...............................................           181,895
          3,937  Kinnevik AB, Class B ...............................................           105,078
          7,307  Nordea Bank AB .....................................................            89,922
          8,308  Skandinaviska Enskilda Banken AB, Class A ..........................            95,674
          4,250  Swedbank AB, Class A ...............................................           100,716


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SWEDEN (CONTINUED)
         48,221  Telia Co., AB ......................................................  $        196,536
                                                                                       ----------------
                                                                                              1,133,607
                                                                                       ----------------

                 SWITZERLAND - 15.2%
          6,869  ABB Ltd. ...........................................................           168,170
          1,260  Adecco Group AG ....................................................            93,582
          1,969  Baloise Holding AG .................................................           288,721
            831  Geberit AG .........................................................           378,502
            114  Givaudan S.A. ......................................................           219,636
          1,689  Julius Baer Group Ltd. .............................................            88,015
          1,961  Kuehne + Nagel International AG ....................................           296,416
          3,658  Nestle S.A. ........................................................           281,795
          2,726  Novartis AG ........................................................           209,724
          4,998  Pargesa Holding S.A. ...............................................           373,468
            163  Partners Group Holding AG ..........................................            98,537
            574  Roche Holding AG ...................................................           150,163
            901  Schindler Holding AG ...............................................           184,094
          1,934  Sonova Holding AG ..................................................           285,921
            467  Swiss Life Holding AG ..............................................           151,974
          2,419  Swiss Prime Site AG ................................................           209,687
          1,639  Swiss Re AG ........................................................           142,651
          1,074  Swisscom AG ........................................................           468,458
            691  Zurich Insurance Group AG ..........................................           191,258
                                                                                       ----------------
                                                                                              4,280,772
                                                                                       ----------------

                 UNITED KINGDOM - 8.9%
          2,657  British American Tobacco PLC .......................................           179,466
          3,082  Bunzl PLC ..........................................................            96,123
          3,025  Croda International PLC ............................................           147,473
         11,061  Diageo PLC .........................................................           321,838
         19,726  GlaxoSmithKline PLC ................................................           396,011
          4,588  Johnson Matthey PLC ................................................           177,024
          1,419  Reckitt Benckiser Group PLC ........................................           130,692
          9,365  RELX PLC ...........................................................           189,949
         17,419  Sage Group (The) PLC ...............................................           151,160
          1,864  Schroders PLC ......................................................            76,942
         18,117  Smith & Nephew PLC .................................................           298,007
          8,704  SSE PLC ............................................................           156,813
         71,525  Vodafone Group PLC .................................................           184,398
                                                                                       ----------------
                                                                                              2,505,896
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        26,871,808
                 (Cost $24,735,258)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (A) - 3.9%

                 AUSTRALIA - 0.5%
         18,900  Westfield Corp. ....................................................           128,503
                                                                                       ----------------

                 FRANCE - 1.1%
          2,016  Fonciere Des Regions ...............................................           179,943


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                 FRANCE (CONTINUED)
          1,759  ICADE ..............................................................  $        130,619
                                                                                       ----------------
                                                                                                310,562
                                                                                       ----------------

                 HONG KONG - 0.5%
         20,500  Link REIT ..........................................................           147,457
                                                                                       ----------------

                 SINGAPORE - 1.8%
         90,000  Ascendas Real Estate Investment Trust ..............................           164,907
        117,800  CapitaLand Commercial Trust Ltd. ...................................           137,011
        136,700  CapitaLand Mall Trust ..............................................           192,749
                                                                                       ----------------
                                                                                                494,667
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................         1,081,189
                 (Cost $1,038,079)                                                     ----------------

                 TOTAL INVESTMENTS (C) - 99.5% ......................................        27,952,997
                 (Cost $25,773,337)

                 NET OTHER ASSETS AND LIABILITIES - 0.5% ............................           142,851
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     28,095,848
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,314,818 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $135,158.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  4/30/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  26,871,808  $  26,871,808  $          --  $          --
Real Estate Investment Trusts*................      1,081,189      1,081,189             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $  27,952,997  $  27,952,997  $          --  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                          % OF TOTAL
        SECTOR ALLOCATION                                 INVESTMENTS
        ----------------------------------------------------------------
        Industrials                                          20.0%
        Financials                                           19.9
        Consumer Discretionary                               10.2
        Consumer Staples                                      9.4
        Utilities                                             8.1
        Real Estate                                           7.9
        Health Care                                           7.2
        Materials                                             6.5
        Telecommunication Services                            5.8
        Information Technology                                5.0
                                                            ------
        TOTAL                                               100.0%
                                                            ======

                                                          % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
        ----------------------------------------------------------------
        Euro                                                 38.8%
        Swiss Franc                                          15.3
        Hong Kong Dollar                                     12.0
        British Pound Sterling                                9.6
        Singapore Dollar                                      8.9
        Japanese Yen                                          4.9
        Swedish Krona                                         4.1
        Danish Krone                                          2.4
        Israeli Shekel                                        1.8
        Australian Dollar                                     1.7
        US Dollar                                             0.5
                                                            ------
        TOTAL                                               100.0%
                                                            ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

      First Trust Horizon Managed Volatility Domestic ETF - (NYSE Arca, Inc. ("NYSE Arca") ticker "HUSV") (1)

      First Trust Horizon Managed Volatility Developed International ETF - (NYSE Arca ticker "HDMV") (1)

      (1) Commenced investment operations on August 24, 2016.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.



Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Exchange-Traded Fund III
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2017
     ---------------

* Print the name and title of each signing officer under his or her signature.